Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	AEGIS VALUE FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001052169
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AVALX

AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC
Fund Summary
The Fund's Investment Goal
The Fund's investment goal is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	AEGIS VALUE FUND INC
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AEGIS VALUE FUND INC
Management Fees	1.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.47%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AEGIS VALUE FUND INC	150	465	803	1,757

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund's investment advisor (the "Advisor"), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a "deep value" investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies and in real estate investment trusts
("REITs"). The Advisor may hold a significant portion of the Fund's portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the
Fund may invest in cash and/or short-term obligations.
Principal Risks of Investing in the Fund
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: stocks in general, "deep value" stocks, stocks of smaller companies, and stocks of foreign companies. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled "Additional Information
About the Investment Strategies and Risks of the Fund."

·  Risks of Investing in Common Stocks   Common stock prices can fluctuate over a
   wide range in the shorter term or over extended periods of time. These price fluctuations may result from factors affecting individual companies, industries, or the securities market as a whole. Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

·  Risks of Value-Oriented Investment Strategies   Value-oriented investment
   strategies bring specific risks to a common stock portfolio. Investing in value stocks presents the risk that the stocks may never reach what the
   Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks' true value or because the Advisor misjudged these values. Value stocks may fall out of favor with investors and underperform growth stocks during given periods.

   Due to its value orientation, the Fund may have a higher than average exposure to cyclical stocks. Cyclical stocks may tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also lose value more quickly during economic downturns.

·  Risks of Investing in Small- and Mid-Capitalization Companies   The Fund's
   purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term. Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

·  Risks of Investing in Foreign Securities   Stock market movements in any country
   where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund's share price and investment performance. Additionally, the political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.

·  Risks of Investing in Large-Capitalization Companies   Large-capitalization
   companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

·  Risks of Investing in a Managed Fund   The investment decisions of the Advisor
   may cause the Fund to underperform other investments or benchmark indices.

·  Risks Relating to Investments in REITs   A REIT's share price may decline
   because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.
Fund Performance
This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year over ten years.

The table shows how the Fund's average annual total returns for one, five and ten years compare to the returns of a broad-based securities market index. Note:
The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained on the Fund's website at www.aegisfunds.com or by calling 800-528-3780.
Annual Total Returns as of December 31

The Fund's year-to-date performance as of September 30, 2012 was 7.88%.  During the period shown on the bar chart, the Fund's best and worst quarters are as follows:

Highest Quarterly Return 48.49%  (2nd Quarter 2009)
Lowest Quarterly Return -47.87% (4th Quarter 2008)
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return after Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance data assumes reinvestment of dividends and capital gain distributions.
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
AEGIS VALUE FUND INC	Return Before Taxes	(3.27%)	1.22%	7.33%
AEGIS VALUE FUND INC After Taxes on Distributions	Return After Taxes on Distributions	(3.27%)	0.61%	5.99%
AEGIS VALUE FUND INC After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.13%)	0.77%	6.00%
AEGIS VALUE FUND INC Russell 2000 Value Index	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)	(5.50%)	(1.87%)	6.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 31, 2012
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment goal is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 20%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund's investment advisor (the "Advisor"), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow. This strategy is commonly known as a "deep value" investment strategy. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies. The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment. The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies. The Fund may also invest in the securities of foreign companies and in real estate investment trusts
("REITs"). The Advisor may hold a significant portion of the Fund's portfolio in cash or cash equivalent instruments. If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the
		Fund may invest in cash and/or short-term obligations.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time. Before investing in this Fund, you should carefully consider all risks of investing in: stocks in general, "deep value" stocks, stocks of smaller companies, and stocks of foreign companies. A summary of these risks is provided below. Also, for additional information, please refer to the section of the Prospectus titled "Additional Information
About the Investment Strategies and Risks of the Fund."

·  Risks of Investing in Common Stocks   Common stock prices can fluctuate over a
   wide range in the shorter term or over extended periods of time. These price fluctuations may result from factors affecting individual companies, industries, or the securities market as a whole. Rights of common stock holders are subordinate to those of preferred stock holders and debt holders.

·  Risks of Value-Oriented Investment Strategies   Value-oriented investment
   strategies bring specific risks to a common stock portfolio. Investing in value stocks presents the risk that the stocks may never reach what the
   Advisor believes are their full market values either because the market fails to recognize what the Advisor considers to be the stocks' true value or because the Advisor misjudged these values. Value stocks may fall out of favor with investors and underperform growth stocks during given periods.

   Due to its value orientation, the Fund may have a higher than average exposure to cyclical stocks. Cyclical stocks may tend to increase in value more quickly during economic upturns than non-cyclical stocks, but also lose value more quickly during economic downturns.

·  Risks of Investing in Small- and Mid-Capitalization Companies   The Fund's
   purchases of securities of small- and mid-capitalization companies bring specific risks. Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term. Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage. These and other factors may contribute to higher volatility in prices.

·  Risks of Investing in Foreign Securities   Stock market movements in any country
   where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund's share price and investment performance. Additionally, the political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.

·  Risks of Investing in Large-Capitalization Companies   Large-capitalization
   companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

·  Risks of Investing in a Managed Fund   The investment decisions of the Advisor
   may cause the Fund to underperform other investments or benchmark indices.

·  Risks Relating to Investments in REITs   A REIT's share price may decline
   because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to
		qualify for favorable tax treatment.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year over ten years.

The table shows how the Fund's average annual total returns for one, five and ten years compare to the returns of a broad-based securities market index. Note:
The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained on the Fund's website at www.aegisfunds.com or by
		calling 800-528-3780.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This bar chart and table show the variability of the Fund's returns, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-528-3780
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date performance as of September 30, 2012 was 7.88%. During the period shown on the bar chart, the Fund's best and worst quarters are as follows:

Highest Quarterly Return 48.49%  (2nd Quarter 2009)
		Lowest Quarterly Return -47.87% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	index reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return after Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on your particular tax situation and may differ from those shown. These after-tax returns do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as 401(k) plans or individual retirement accounts. All Fund performance
		data assumes reinvestment of dividends and capital gain distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2011
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
10 Years	rr_AverageAnnualReturnYear10	6.40%
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	150
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	803
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,757
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	35.75%
Annual Return 2004	rr_AnnualReturn2004	13.48%
Annual Return 2005	rr_AnnualReturn2005	3.85%
Annual Return 2006	rr_AnnualReturn2006	17.79%
Annual Return 2007	rr_AnnualReturn2007	(8.20%)
Annual Return 2008	rr_AnnualReturn2008	(51.36%)
Annual Return 2009	rr_AnnualReturn2009	91.44%
Annual Return 2010	rr_AnnualReturn2010	28.51%
Annual Return 2011	rr_AnnualReturn2011	(3.27%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.87%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
10 Years	rr_AverageAnnualReturnYear10	7.33%
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	5.99%
AEGIS VALUE FUND INC (Prospectus Summary) | AEGIS VALUE FUND INC | AEGIS VALUE FUND INC | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	0.77%
10 Years	rr_AverageAnnualReturnYear10	6.00%